Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current
Cash	$ 1,150,891	$ 600,402
Accounts receivable, net of allowances	2,831,942	10,406,906
Current portion of finance lease receivables	111,529	1,051,873
Promissory note receivable	0	159,171
Inventory	32,010,631	41,609,234
Prepaids and deposits	748,362	328,584
Total current assets	36,853,355	54,156,170
Non-current
Finance lease receivables	1,046,855	1,918,483
Right of use assets	4,124,563	4,845,738
Property and equipment	2,763,525	2,604,791
Restricted deposit	414,985	0
Other assets	1	1
Total assets	45,203,284	63,525,183
Current
Line of credit	7,463,206	6,612,232
Term loan facility	2,267,897	0
Accounts payable and accrued liabilities	2,977,251	7,316,267
Current portion of deferred revenue	7,066,145	8,059,769
Loans payable to related parties	0	3,287,645
Current portion of lease liabilities	630,207	669,040
Current portion of warranty liability	750,806	535,484
Current portion of deferred benefit of government assistance	0	18,374
Current portion of contingent liability	136,078	0
Current portion of term loan	0	1,467
Total current liabilities	21,291,590	26,500,278
Non-current
Deferred revenue	2,876,240	1,938,840
Lease liabilities	4,006,004	4,570,811
Contingent liability	1,255,668	0
Loans payable to related parties	2,432,180	0
Other liabilities	25,699	34,265
Term loan	0	608,751
Deferred benefit of government assistance	0	667,967
Warranty liability	1,749,084	1,542,265
Total liabilities	33,636,465	35,863,177
Equity
Share capital	76,393,993	75,528,238
Reserves	14,305,642	13,066,183
Accumulated other comprehensive loss	(111,896)	(141,443)
Accumulated deficit	(79,020,920)	(60,790,972)
Total equity	11,566,819	27,662,006
Total liabilities and equity	$ 45,203,284	$ 63,525,183